CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 19,458,110	$ 37,340,291	$ 104,418,809	$ 89,811,240
Cost of revenues	13,734,880	32,581,857	66,672,658	79,592,036
Gross profit	5,723,230	4,758,434	37,746,151	10,219,204
Operating expenses:
General and administrative	5,597,039	5,369,313	43,014,172	12,206,031
Amortization and depreciation	2,551,457	5,831,602	17,981,914	11,360,425
Total operating expenses	8,148,496	11,200,915	101,574,078	32,214,497
Gain (loss) from operations	(2,425,266)	(6,442,481)	(63,827,927)	(21,995,293)
Other income (expense):
Unrealized gain (loss) on marketable securities	(11,378)	1,652,754	(413,188)	165,275
Gain (loss) on disposition of assets		(1,597,913)	(1,219,913)	57,200
Loss on conversion of debt	(185,855)		(17,403,367)
Interest income	7,973	25,482	73,474	60,364
Interest expense	(1,870,250)	(1,131,077)	(26,668,529)	(4,695,234)
Interest expense - related parties	(143,161)	(53,121)	(444,333)	(121,458)
Other income (loss)	50,500	12,540	(216,151)	127,540
Total other income (expense)	(2,152,171)	(1,091,335)	(46,292,007)	(4,228,763)
Loss before provision for income taxes	(4,577,437)	(7,533,816)	(110,119,934)	(26,224,056)
Provision for income taxes	(0)	(0)	117,004	126,869
Consolidated net loss	(4,577,437)	(7,533,816)	(110,236,938)	(26,350,925)
Less: Net loss attributable to noncontrolling interests		(6,518)	(5,095)	(4,161,105)
Net loss attributable to Vivakor, Inc.	(4,577,437)	(7,527,298)	(110,231,843)	(22,189,820)
Series A Preferred Stockholder Dividends	2,198,275	1,588,581	5,086,250	853,200
Net loss to common shareholders	$ (6,775,712)	$ (9,115,879)	$ (115,318,093)	$ (23,043,020)
Basic net loss per share	$ (2.32)	$ (42.32)	$ (318.01)	$ (151.32)
Diluted net loss per share	$ (2.32)	$ (42.32)	$ (318.01)	$ (151.32)
Basic weighted average common shares outstanding	2,919,188	215,384	362,628	152,285
Diluted weighted average common shares outstanding	2,919,188	215,384	362,628	152,285
Revenues [Member]
Revenues
Total revenues	$ 14,093,384	$ 32,788,516	$ 84,193,403	$ 58,612,151
Revenues Related Party [Member]
Revenues
Total revenues	$ 5,364,726	$ 4,551,775	$ 20,225,406	$ 31,199,089